ADVANCES TO SUPPLIERS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
ADVANCES TO SUPPLIERS
Prepayments for purchasing seed	¥ 67,048		¥ 18,378
Prepayments for purchasing package	163		630
Deposits for research and development fee	107		207
Others	4,299		807
Advances to suppliers	¥ 71,617	$ 9,975	¥ 20,022